RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Certain Plan investments, including investments held in the Master Trust, are shares of funds managed by the Trustee. The Plan also invests in PG&E Corporation common stock. These transactions qualify as party-in-interest transactions under ERISA.

The party-in-interest transactions for the Plan are comprised of the following investments:

	As of December 31,
(in thousands)	2025	2024
PG&E Corporation Stock Fund	$121,966	$158,079
Fidelity fund	410,423	356,855
Total party-in-interest investments	$532,389	$514,934

EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Certain Plan investments, including investments held in the Master Trust, are shares of funds managed by the Trustee. The Plan also invests in PG&E Corporation common stock. These transactions qualify as party-in-interest transactions under ERISA.
The party-in-interest transactions for the Plan are comprised of the following investments:

	As of December 31,
(in thousands)	2025	2024
PG&E Corporation Stock Fund	$190,068	$259,252
Fidelity fund	375,651	313,108
Total party-in-interest investments	$565,719	$572,360